Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Schedule of trade and other receivables
€ millions	2021	2020
Trade receivables online payment service providers	181	115
Trade receivables corporate accounts	74	31
Trade receivables Partners	6	5
Other trade receivables	0	2
Other receivables	37	9
Closing balance	298	162

Schedule of reconciliation of trade receivables
€ millions	Online payment service providers	Corporate accounts	Partners	Other trade receivables
Trade receivables	115	32	10	2
Loss allowance trade receivables	-	(1)	(5)	-
Balance as at 31 December 2020	115	31	5	2
Trade receivables	181	76	15	0
Loss allowance trade receivables	-	(2)	(9)	(0)
Balance as at 31 December 2021	181	74	6	0

Schedule of risk profile of trade receivables based on provision matrix
Category	ECL rate
Not overdue	5%
31-60 days	5%
61-90 days	15%
91-180 days	30%
181-365 days	70%
over 365 days	100%